Lease (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2023	$ 295,403
2024	164,903
Total lease payments	460,306
Less: imputed interest	24,620
Present value of lease liabilities	$ 435,686